Quarterly Results of Operations - Summarized Unaudited Quarterly Operating Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 7,951	$ 8,004	$ 7,691	$ 8,081	$ 7,996	$ 8,012	$ 7,919	$ 9,195	$ 31,727	$ 33,122	$ 34,680
Interest expense	1,311	1,315	1,268	1,405	1,672	1,633	1,612	1,633	5,299	6,550	8,879
Net interest income	6,640	6,689	6,423	6,676	6,324	6,379	6,307	7,562	26,428	26,572	25,801
Provision for loan losses	63	255	465	458	291	275	270	215	1,241	1,051	(2,273)
Net interest income after provision for loan losses	6,577	6,434	5,958	6,218	6,033	6,104	6,037	7,347	25,187	25,521	28,074
Noninterest income	2,000	1,945	1,970	2,020	1,885	1,936	1,868	1,913	7,935	7,602	7,840
Noninterest expense	7,211	7,353	7,609	7,683	7,188	7,553	8,234	7,470	29,856	30,445	33,916
Income (loss) before income taxes	1,366	1,026	319	555	730	487	(329)	1,790
Income taxes expense (benefit)	260	41	15	46	74	(23)	(212)	435	362	274	(201)
Net income	$ 1,106	$ 985	$ 304	$ 509	$ 656	$ 510	$ (117)	$ 1,355	$ 2,904	$ 2,404	$ 2,199
Basic earnings (loss) per share	$ 0.18	$ 0.16	$ 0.05	$ 0.08	$ 0.10	$ 0.08	$ (0.02)	$ 0.20	$ 0.47	$ 0.38	$ 0.30
Diluted earnings (loss) per share	$ 0.18	$ 0.16	$ 0.05	$ 0.08	$ 0.10	$ 0.08	$ (0.02)	$ 0.20	$ 0.47	$ 0.38	$ 0.30
Weighted average shares outstanding:
Basic	6,193,278	6,212,231	6,232,457	6,297,755	6,328,324	6,359,556	6,425,687	6,732,456	6,233,860	6,372,277	7,306,078
Diluted	6,193,278	6,212,231	6,232,457	6,297,755	6,328,324	6,359,556	6,425,687	6,732,456	6,233,860	6,372,277	7,306,078